Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average Summary Compensation Table Total For Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial fixed $100 investment based on:(4)
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)			Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)	Net Income ($)
2021	673,591	21,789,135	647,815	13,678,688	54.73	98.60	(186,479,000)
2022	6,315,903	(5,833,229)	2,046,760	(4,631,734)	24.63	88.62	(239,476,000)

Named Executive Officers, Footnote [Text Block]	Christopher Gibson was our PEO for each year presented. The individuals comprising the non-PEO NEOs for 2021 were Ramona Doyle and Shafique Virani. Although the proxy statement for our 2022 annual meeting of stockholders also identified Tina Marriott Larson and Michael Secora as NEOs, Dr. Doyle and Dr. Virani were our actual non-PEO NEOs for fiscal 2021 because they were the two most highly compensated executive officers other than the PEO who were serving as executive officers at the end of fiscal 2021. The individuals comprising the non-PEO NEOs for 2022 were Tina Marriott Larson, Michael Secora, Shafique Virani, and Ramona Doyle.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this table is the Nasdaq Biotechnology Index (the “Index”), which we also utilize for the performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 6,315,903	$ 673,591
PEO Actually Paid Compensation Amount	$ (5,833,229)	21,789,135
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts shown for “compensation actually paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO or other NEOs. The following table details the applicable adjustments that were made to determine “compensation actually paid”:

	FY 2021		FY 2022
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table - Total Compensation	673,591	647,815	6,315,903	2,046,760
(Deduct) Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	—	—	5,715,203	1,520,833
(Increase) Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	—	—	2,663,812	570,008
(Increase/Deduct) Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	14,976,563	10,336,535	(6,863,175)	(2,823,026)
(Increase) Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	883,390	244,683
(Increase/Deduct) Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	6,138,981	2,694,338	(3,117,956)	(1,350,685)
(Deduct) Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	1,798,642
Compensation Actually Paid	21,789,135	13,678,688	(5,833,229)	(4,631,734)

Non-PEO NEO Average Total Compensation Amount	$ 2,046,760	647,815
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,631,734)	13,678,688
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts shown for “compensation actually paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO or other NEOs. The following table details the applicable adjustments that were made to determine “compensation actually paid”:

	FY 2021		FY 2022
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table - Total Compensation	673,591	647,815	6,315,903	2,046,760
(Deduct) Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	—	—	5,715,203	1,520,833
(Increase) Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	—	—	2,663,812	570,008
(Increase/Deduct) Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	14,976,563	10,336,535	(6,863,175)	(2,823,026)
(Increase) Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	883,390	244,683
(Increase/Deduct) Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	6,138,981	2,694,338	(3,117,956)	(1,350,685)
(Deduct) Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	1,798,642
Compensation Actually Paid	21,789,135	13,678,688	(5,833,229)	(4,631,734)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between “compensation actually paid,” as calculated in accordance with Item 402(v) of Regulation S-K (“Compensation Actually Paid”), to our NEOs and the Company’s TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our NEOs and our net income during the two most recently completed fiscal years. While we are required to disclosure our net income (loss) for each covered fiscal year, this is not a metric used in our compensation programs at this time.

Total Shareholder Return Vs Peer Group [Text Block]
The following graph compares the cumulative total returns of Recursion, the Nasdaq Biotechnology Index from our April 16, 2021 closing stock price (the date on which our common stock first began trading on the Nasdaq Global Select Market) through December 31, 2022. This graph assumes $100 was invested and the reinvestment of dividends, if any. The comparisons shown in the graph below are based upon historical data and are not necessarily indicative of future performance.

Total Shareholder Return Amount	$ 24.63	54.73
Peer Group Total Shareholder Return Amount	88.62	98.60
Net Income (Loss)	$ (239,476,000)	(186,479,000)
PEO Name	1.Christopher Gibson
Additional 402(v) Disclosure [Text Block]	Total shareholder return (“TSR”) is calculated assuming $100 was invested in the Company’s common stock or the stock represented by the peer group (as applicable) for the period starting April 16, 2021 (the date on which our common stock first began trading on the Nasdaq Global Select Market) through the end of the listed fiscal year, respectively. The comparisons shown in the graph below are based upon historical data and are not necessarily indicative of future performance.The Company does not directly tie any incentive compensation paid to the Company’s Named Executive Officers to any financial performance measures.
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,715,203	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,663,812	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,863,175)	14,976,563
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	883,390	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,117,956)	6,138,981
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,520,833	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	570,008	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,823,026)	10,336,535
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	244,683	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,350,685)	2,694,338
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,798,642	$ 0